SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Balance at beginning of period			$ 13,700
Ending unrecognized tax benefits			15,600	$ 13,700
Successors [Member]
Multiemployer Plan [Line Items]
Balance at beginning of period			13,739	8,341
Additions from tax positions adjusted in purchase accounting		6,767		1,072
Additions from tax positions related to the current period		1,324	4,599	1,376
Addtions from tax positions related to prior periods		250	1,503	4,700
Reductions from tax positions related to earlier periods			(1,880)	(873)
Reductions on account of statute expiry			(1,206)
Other			(1,156)	(877)
Ending unrecognized tax benefits		8,341	$ 15,599	$ 13,739
Predecessors [Member] | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Balance at beginning of period	4,837	$ 4,837
Additions from tax positions adjusted in purchase accounting
Additions from tax positions related to the current period
Addtions from tax positions related to prior periods
Reductions from tax positions related to earlier periods
Other
Ending unrecognized tax benefits	$ 4,837